UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                          Investment Company Act file number 811-5225

                      Oppenheimer Quest Balanced Value Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                           (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                  (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS April 30, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                                      Market Value
                                                             Shares    See Note  1
----------------------------------------------------------------------------------
Common Stocks--70.3%
----------------------------------------------------------------------------------
Consumer Discretionary--14.8%
----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--2.3%
Carnival Corp.                                            4,000,000 $  110,360,000
----------------------------------------------------------------------------------
Media--6.6%
Clear Channel Communications, Inc. 1                      2,000,000     78,220,000
----------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                      536,100     16,061,556
----------------------------------------------------------------------------------
General Motors Corp., Cl. H 1                            19,000,000    224,200,000
                                                                    --------------
                                                                       318,481,556

----------------------------------------------------------------------------------
Multiline Retail--5.1%
Dollar General Corp.                                      9,000,000    130,860,000
----------------------------------------------------------------------------------
Sears Roebuck & Co.                                       4,000,000    113,360,000
                                                                    --------------
                                                                       244,220,000

----------------------------------------------------------------------------------
Specialty Retail--0.8%
Office Depot, Inc.1                                       3,000,000     37,980,000

----------------------------------------------------------------------------------
Consumer Staples--1.0%
----------------------------------------------------------------------------------
Food Products--1.0%
Kraft Foods, Inc., Cl. A                                  1,598,000     49,378,200

----------------------------------------------------------------------------------
Energy--4.5%
----------------------------------------------------------------------------------
Energy Equipment & Services--1.6%
Nabors Industries Ltd. 1                                  2,000,000     78,400,000
----------------------------------------------------------------------------------
Oil & Gas--2.9%
Anadarko Petroleum Corp.                                  2,000,000     88,800,000
----------------------------------------------------------------------------------
ConocoPhillips                                            1,000,000     50,300,000
                                                                    --------------
                                                                       139,100,000

----------------------------------------------------------------------------------
Financials--20.4%
----------------------------------------------------------------------------------
Banks--1.7%
Bank of New York Co., Inc. (The)                          3,000,000     79,350,000
----------------------------------------------------------------------------------
Diversified Financials--14.8%
Capital One Financial Corp.                               1,500,000     62,805,000
----------------------------------------------------------------------------------
CIT Group, Inc.                                           1,956,800     39,860,016
----------------------------------------------------------------------------------
Citigroup, Inc.                                           3,000,000    117,750,000
----------------------------------------------------------------------------------
Countrywide Financial Corp.                               1,000,000     67,600,000
----------------------------------------------------------------------------------
Fannie Mae                                                1,000,000     72,390,000
----------------------------------------------------------------------------------
Freddie Mac                                               4,500,000    260,550,000
----------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                   3,000,000     88,050,000
                                                                    --------------
                                                                       709,005,016

----------------------------------------------------------------------------------
Insurance--3.9%
American International Group, Inc.                          406,900     23,579,855
----------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                     2,500,000     72,550,000
----------------------------------------------------------------------------------



                   7 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
Insurance Continued
UnumProvident Corp.                                       8,000,000 $   92,000,000
                                                                    --------------
                                                                       188,129,855

----------------------------------------------------------------------------------
Health Care--7.4%
----------------------------------------------------------------------------------
Biotechnology--1.8%
Wyeth                                                     2,000,000     87,060,000
----------------------------------------------------------------------------------
Health Care Providers & Services--2.7%
McKesson Corp.                                            2,000,000     55,480,000
----------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                  5,000,000     74,200,000
                                                                    --------------
                                                                       129,680,000

----------------------------------------------------------------------------------
Pharmaceuticals--2.9%
Pfizer, Inc.                                              4,500,000    138,375,000

----------------------------------------------------------------------------------
Industrials--2.3%
----------------------------------------------------------------------------------
Industrial Conglomerates--2.3%
General Electric Co.                                      1,000,000     29,450,000
----------------------------------------------------------------------------------
Tyco International Ltd.                                   5,000,000     78,000,000
                                                                    --------------
                                                                       107,450,000

----------------------------------------------------------------------------------
Information Technology--13.5%
----------------------------------------------------------------------------------
Communications Equipment--2.3%
Cisco Systems, Inc. 1                                     6,000,000     90,240,000
----------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                      7,000,000     22,610,000
                                                                    --------------
                                                                       112,850,000

----------------------------------------------------------------------------------
Computers & Peripherals--4.2%
EMC Corp. 1                                              22,000,000    199,980,000
----------------------------------------------------------------------------------
Electronic Equipment & Instruments--2.3%
Flextronics International Ltd. 1                         12,700,000    111,125,000
----------------------------------------------------------------------------------
IT Consulting & Services--2.3%
Electronic Data Systems Corp.                             6,000,000    108,900,000
----------------------------------------------------------------------------------
Semiconductor Equipment & Products--2.4%
Applied Materials, Inc. 1                                 8,000,000    116,800,000
----------------------------------------------------------------------------------
Materials--4.4%
----------------------------------------------------------------------------------
Metals & Mining--3.7%
Alcan, Inc.                                               6,000,000    176,040,000
----------------------------------------------------------------------------------
Paper & Forest Products--0.7%
International Paper Co.                                   1,000,000     35,750,000
----------------------------------------------------------------------------------
Utilities--2.0%
----------------------------------------------------------------------------------
Electric Utilities--0.8%
TXU Corp.                                                 2,000,000     39,840,000
----------------------------------------------------------------------------------
Gas Utilities--1.2%
NiSource, Inc.                                            3,000,000     56,700,000
                                                                    --------------
Total Common Stocks (Cost $3,279,128,331)                             3,374,954,62



                   8 | OPPENHEIMER QUEST BALANCED VALUE FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
----------------------------------------------------------------------------------
U.S. Government Obligations--14.4%
U.S. Treasury Inflationary Index Bonds:
3.375%, 1/15/12-4/15/32 2                              $148,875,000 $  173,830,148
3.875%, 4/15/29 2                                       150,000,000    202,544,494
----------------------------------------------------------------------------------
U.S. Treasury Nts., 3.875%, 6/30/03                     314,155,000    315,750,593
                                                                    --------------
Total U.S. Government Obligations (Cost $632,675,231)                  692,125,235

----------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes--11.6%
AT&T Corp.:
6.50% Sr. Nts., 11/15/06                                 15,000,000     16,100,205
7.80% Sr. Nts., 11/15/11 6                                3,000,000      3,297,888
----------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35% Sr. Unsec.
Nts., 3/1/06                                             15,000,000     16,723,350
----------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 6.25% Sr. Unsec.
Nts., 7/15/05                                            24,860,000     27,022,795
----------------------------------------------------------------------------------
Boeing Capital Corp., 6.50% Nts., 2/15/12                10,000,000     10,773,830
----------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12    15,000,000     17,422,485
----------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                        15,000,000     16,738,530
----------------------------------------------------------------------------------
Conseco Financing Trust II, 8.70% Unsec. Capital
Securities, 11/15/26 1,3,4                               51,155,000        319,719
----------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27 1,3,4  41,990,000        262,437
----------------------------------------------------------------------------------
Conseco, Inc., 6.80% Sr. Unsec. Nts., 6/15/07 1,3,4       8,000,000      2,160,000
----------------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub. Nts.,
Series A, 11/15/06                                       15,000,000     15,865,785
----------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                     31,000,000     27,666,198
----------------------------------------------------------------------------------
General Electric Capital Corp., 6% Nts., 6/15/12         19,700,000     21,776,971
----------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75% Nts., 1/15/06     33,775,000     35,637,252
----------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec.
Nts., 9/1/12                                             25,000,000     26,675,825
----------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 7.857% Nts., 8/15/11         15,000,000     11,325,000
----------------------------------------------------------------------------------
Household Finance Corp., 7% Nts., 5/15/12                20,000,000     22,945,020
----------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13      8,500,000     10,874,892
----------------------------------------------------------------------------------
Qwest Corp., 8.875% Nts., 3/15/12 5                      93,400,000    102,740,000
----------------------------------------------------------------------------------
Sears Roebuck Acceptance Corp., 6.70% Unsec. Unsub.
Nts., 4/15/12                                            20,000,000     21,180,280
----------------------------------------------------------------------------------
Sprint Capital Corp., 8.375% Nts., 3/15/12               42,100,000     47,046,750
----------------------------------------------------------------------------------
Tenet Healthcare Corp.:
5% Sr. Nts., 7/1/07                                      20,090,000     19,185,950
6.50% Sr. Nts., 6/1/12                                   10,740,000     10,229,850
6.875% Sr. Nts., 11/15/31                                 8,350,000      7,640,250
----------------------------------------------------------------------------------
Verizon Global Funding Corp., 7.375% Sr. Nts., 9/1/12    15,000,000     17,826,945
----------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08   8,740,000      9,801,823
----------------------------------------------------------------------------------
Weyerhaeuser Co.:
5.50% Unsec. Unsub. Nts., 3/15/05                        18,020,000     18,940,101
7.375% Debs., 3/15/32                                    15,000,000     17,166,375
                                                                    --------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $592,960,094)                                                    555,346,506



                   9 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                         Principal     Market Value
                                                            Amount       See Note 1
-----------------------------------------------------------------------------------
Short-Term Notes--3.4%
American Express Credit Corp.:
1.24%, 5/22/03                                         $70,851,000   $   70,799,902
1.24%, 6/5/03                                           10,000,000        9,987,944
-----------------------------------------------------------------------------------
Federal Home Loan Bank:
1.16%, 5/5/03                                           12,000,000       11,998,453
1.18%, 6/9/03                                           10,000,000        9,987,217
1.30%, 5/12/03                                          34,810,000       34,797,768
-----------------------------------------------------------------------------------
Student Loan Marketing Assn., 1.25%, 5/1/03             26,720,000       26,720,000
                                                                     --------------
Total Short-Term Notes (Cost $164,291,284)                              164,291,284

-----------------------------------------------------------------------------------
Total Investments, at Value (Cost $4,669,054,940)             99.7%   4,786,717,652
-----------------------------------------------------------------------------------
Other Assets Net of Liabilities                                0.3       12,796,255
                                                        ---------------------------
Net Assets                                                   100.0%  $4,799,513,907
                                                        ===========================



Footnotes to Statement of Investments


1. Non-income producing security.

2. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

3. Issuer is in default.

4. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $102,740,000 or 2.14% of the Fund's net assets as of April 30, 2003.

6. Represents the current interest rate for a variable or increasing rate security.


See accompanying Notes to Financial Statements.


                   10 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------


April 30, 2003
--------------------------------------------------------------------------------
Assets
Investments, at value (cost $4,669,054,940)--see
accompanying statement                                           $4,786,717,652
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     84,025,308
Interest and dividends                                               15,615,905
Shares of beneficial interest sold                                   10,490,763
Other                                                                   102,826
                                                                 ---------------
Total assets                                                      4,896,952,454

--------------------------------------------------------------------------------
Liabilities
Bank overdraft                                                        2,081,033
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                83,077,622
Shares of beneficial interest redeemed                                8,856,179
Transfer and shareholder servicing agent fees                         1,094,757
Distribution and service plan fees                                      921,342
Shareholder reports                                                     750,966
Trustees' compensation                                                  365,997
Other                                                                   290,651
                                                                 ---------------
Total liabilities                                                    97,438,547


--------------------------------------------------------------------------------
Net Assets                                                       $4,799,513,907
                                                                 ===============




--------------------------------------------------------------------------------
Composition of Net Assets

Par value of shares of beneficial interest                      $     3,556,176
--------------------------------------------------------------------------------
Additional paid-in capital                                        5,951,143,431
--------------------------------------------------------------------------------
Overdistributed net investment income                                (6,579,265)
--------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions         (1,270,839,299)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                          122,232,864
                                                                ----------------
Net Assets                                                      $ 4,799,513,907
                                                                ================





                   11 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
-------------------------------------------------------------------


-------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based
on net assets of $1,829,835,893 and 135,300,592 shares
of beneficial interest outstanding)                          $13.52
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                     $14.34
-------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $1,922,115,033 and
142,553,312 shares of beneficial interest outstanding)       $13.48
-------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price
(excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of
$798,401,741 and 59,244,593 shares of beneficial
interest outstanding)                                        $13.48
-------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price
(excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of
$110,143,692 and 8,193,254 shares of beneficial
interest outstanding)                                        $13.44
-------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and
offering price per share (based on net assets of
$139,017,548 and 10,325,906 shares of beneficial
interest outstanding)                                        $13.46



See accompanying Notes to Financial Statements.




                   12 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------


For the Six Months Ended April 30, 2003
--------------------------------------------------------------------------------
Investment Income
Interest                                                           $ 39,279,594
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $270,000)             27,769,716
                                                                   -------------
Total investment income                                              67,049,310

--------------------------------------------------------------------------------
Expenses
Management fees                                                      19,269,294
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,397,539
Class B                                                               9,095,376
Class C                                                               3,857,003
Class N                                                                 241,222
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,623,940
Class B                                                               3,059,591
Class C                                                                 947,705
Class N                                                                 214,064
Class Y                                                                 141,026
--------------------------------------------------------------------------------
Shareholder reports                                                     768,826
--------------------------------------------------------------------------------
Trustees' compensation                                                   64,550
--------------------------------------------------------------------------------
Custodian fees and expenses                                              35,180
--------------------------------------------------------------------------------
Other                                                                   129,397
                                                                   -------------
Total expenses                                                       42,844,713
Less reduction to custodian expenses                                     (1,767)
Less voluntary waiver of transfer and shareholder servicing
agent fees--Class N                                                     (41,689)
                                                                   -------------
Net expenses                                                         42,801,257

--------------------------------------------------------------------------------
Net Investment Income                                                24,248,053

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized loss on investments                                   (135,948,912)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                679,126,621
                                                                   -------------
Net realized and unrealized gain                                    543,177,709

--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               $567,425,762
                                                                   =============





See accompanying Notes to Financial Statements.



                   13 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                          Six Months            Year
                                                               Ended           Ended
                                                      April 30, 2003     October 31,
                                                         (Unaudited)            2002
-------------------------------------------------------------------------------------
Operations
Net investment income                                 $   24,248,053  $   43,478,870
-------------------------------------------------------------------------------------
Net realized loss                                       (135,948,912) (1,100,608,969)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     679,126,621    (320,675,076)
                                                      -------------------------------
Net increase (decrease) in net assets resulting
from operations                                          567,425,762  (1,377,805,175)

-------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                  (14,177,183)    (35,137,431)
Class B                                                   (8,058,533)    (19,021,719)
Class C                                                   (3,846,386)     (8,785,498)
Class N                                                     (652,464)     (1,253,866)
Class Y                                                   (1,290,974)     (3,511,298)
-------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                           --     (51,374,614)
Class B                                                           --     (54,075,958)
Class C                                                           --     (22,607,352)
Class N                                                           --      (1,111,533)
Class Y                                                           --      (3,693,332)

-------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                  (41,814,442)    504,567,658
Class B                                                  (53,460,473)    554,626,572
Class C                                                  (56,668,441)    292,955,277
Class N                                                   12,761,253      90,711,420
Class Y                                                    5,836,661      23,910,940

-------------------------------------------------------------------------------------
Net Assets
Total increase (decrease)                                406,054,780    (111,605,909)
-------------------------------------------------------------------------------------
Beginning of period                                    4,393,459,127   4,505,065,036
                                                      -------------------------------
End of period [including overdistributed net
investment income of $6,579,265 and 2,801,778,
respectively]                                         $4,799,513,907  $4,393,459,127
                                                      ===============================




See accompanying Notes to Financial Statements.




                   14 | OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   Six Months                                                    Year
                                        Ended                                                   Ended
                               April 30, 2003                                                Oct. 31,
Class A                           (Unaudited)        2002        2001        2000      1999      1998
------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period   $12.02      $16.09      $16.66      $16.41    $15.50    $13.99
------------------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
Net investment income                     .09         .17         .46         .36       .21       .26
Net realized and unrealized gain (loss)  1.51       (3.53)       (.20)        .55      2.88      3.24
                                       ---------------------------------------------------------------
Total from investment operations         1.60       (3.36)        .26         .91      3.09      3.50
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
 shareholders:
Dividends from net investment income     (.10)       (.27)       (.53)       (.28)     (.26)     (.20)
Distributions from net realized gain       --        (.44)       (.30)       (.38)    (1.92)    (1.79)
                                       ---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                          (.10)       (.71)       (.83)       (.66)    (2.18)    (1.99)
------------------------------------------------------------------------------------------------------
Net asset value, end of period         $13.52      $12.02      $16.09      $16.66    $16.41    $15.50
                                       ===============================================================

------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1      13.42%     (21.88)%      1.64%       5.78%    21.48%    27.91%

------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                     $1,829,836  $1,667,143  $1,763,404  $1,027,560  $899,084  $135,821
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)  $1,735,565  $1,960,568  $1,353,860  $1,020,483  $454,409  $103,244
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                    1.48%       1.20%       2.61%       2.24%     1.81%     2.07%
Expenses                                 1.47%       1.51%       1.47%       1.45%     1.51%     1.55% 3
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    35%        108%         88%        105%       58%      165%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.



                   15 | OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                   Six Months                                                   Year
                                        Ended                                                  Ended
                               April 30, 2003                                               Oct. 31,
Class B                           (Unaudited)        2002        2001        2000      1999     1998
------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period   $11.98      $16.00      $16.52      $16.28    $15.40    $13.92
------------------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
Net investment income                     .05         .07         .35         .25       .14       .19
Net realized and unrealized gain (loss)  1.51       (3.52)       (.19)        .55      2.84      3.20
                                       ---------------------------------------------------------------
Total from investment operations         1.56       (3.45)        .16         .80      2.98      3.39
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
 shareholders:
Dividends from net investment income     (.06)       (.13)       (.38)       (.18)     (.18)     (.12)
Distributions from net realized gain       --        (.44)       (.30)       (.38)    (1.92)    (1.79)
                                       ---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                          (.06)       (.57)       (.68)       (.56)    (2.10)    (1.91)
------------------------------------------------------------------------------------------------------
Net asset value, end of period         $13.48      $11.98      $16.00      $16.52    $16.28    $15.40
                                       ===============================================================

------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1      13.03%     (22.38)%      1.03%       5.10%    20.84%    27.08%

------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                     $1,922,115  $1,759,167  $1,836,130    $925,476  $801,485   $60,807
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)  $1,835,052  $2,068,300  $1,307,367    $873,470  $355,797   $39,165
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                    0.72%       0.56%       2.00%       1.64%     1.21%     1.53%
Expenses                                 2.23%       2.15%       2.07%       2.06%     2.10%     2.15% 3
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    35%        108%         88%        105%       58%      165%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.




                   16 | OPPENHEIMER QUEST BALANCED VALUE FUND

                                   Six Months                                                    Year
                                        Ended                                                   Ended
                               April 30, 2003                                                Oct. 31,
Class C                           (Unaudited)        2002        2001        2000      1999      1998
------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period   $11.97      $16.00      $16.51      $16.27    $15.40    $13.92
------------------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
Net investment income                     .05         .07         .34         .25       .15       .18
Net realized and unrealized gain (loss)  1.52       (3.52)       (.18)        .55      2.83      3.21
                                       ---------------------------------------------------------------
Total from investment operations         1.57       (3.45)        .16         .80      2.98      3.39
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
 shareholders:
Dividends from net investment income     (.06)       (.14)       (.37)       (.18)     (.19)     (.12)
Distributions from net realized gain       --        (.44)       (.30)       (.38)    (1.92)    (1.79)
                                       ---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                          (.06)       (.58)       (.67)       (.56)    (2.11)    (1.91)
------------------------------------------------------------------------------------------------------
Net asset value, end of period         $13.48      $11.97      $16.00      $16.51    $16.27    $15.40
                                       ===============================================================

------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1      13.19%     (22.40)%      1.05%       5.10%    20.80%    27.12%

------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                       $798,402    $763,338    $751,229    $341,824  $313,506   $20,910
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)    $777,985    $903,426    $502,037    $336,336  $139,356   $11,598
Ratios to average net assets: 2
Net investment income                    0.83%       0.58%       2.00%       1.64%     1.21%     1.60%
Expenses                                 2.14%       2.13%       2.07%       2.06%     2.10%     2.15% 3
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    35%        108%         88%        105%       58%      165%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.



                   17 | OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIAL HIGHLIGHTS Continued

                                                          Six Months                    Year
                                                               Ended                   Ended
                                                      April 30, 2003                Oct. 31,
Class N                                                  (Unaudited)        2002      2001 1
----------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                          $11.94      $16.05      $16.84
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .10         .20         .22
Net realized and unrealized gain (loss)                         1.49       (3.56)       (.83)
                                                              --------------------------------
Total from investment operations                                1.59       (3.36)       (.61)
----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.09)       (.31)       (.18)
Distributions from net realized gain                              --        (.44)         --
                                                              --------------------------------
Total dividends and/or distributions to shareholders            (.09)       (.75)       (.18)
----------------------------------------------------------------------------------------------
Net asset value, end of period                                $13.44      $11.94      $16.05
                                                              ================================

----------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                             13.34%     (21.99)%     (3.71)%

----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                    $110,144     $85,744     $19,649
----------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $ 97,425     $70,477     $ 4,977
----------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           1.15%       1.07%       2.75%
Expenses, gross                                                 1.83%       1.67%       1.58%
Expenses, net                                                   1.74% 4,5   1.67% 4,6   1.58% 4
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                           35%        108%         88%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Net of voluntary waiver of transfer agent fees.

6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.




                   18 | OPPENHEIMER QUEST BALANCED VALUE FUND

                                                 Six Months                             Year
                                                      Ended                            Ended
                                             April 30, 2003                         Oct. 31,
Class Y                                         (Unaudited)       2002       2001     2000 1
---------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                 $11.96     $16.05     $16.67     $15.65
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .12        .25        .74        .15
Net realized and unrealized gain (loss)                1.51      (3.52)      (.40)       .99
                                                     -----------------------------------------
Total from investment operations                       1.63      (3.27)       .34       1.14
----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.13)      (.38)      (.66)      (.12)
Distributions from net realized gain                     --       (.44)      (.30)        --
                                                     -----------------------------------------
Total dividends and/or distributions
to shareholders                                        (.13)      (.82)      (.96)      (.12)
----------------------------------------------------------------------------------------------
Net asset value, end of period                       $13.46     $11.96     $16.05     $16.67
                                                     =========================================

----------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                    13.71%    (21.48)%     2.14%      7.32%

----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $139,018   $118,068   $134,654      $ 144
----------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $127,722   $137,322   $ 77,394      $  32
----------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  1.81%      1.75%      2.97%      2.46%
Expenses                                               1.11%      0.96%      1.00%      0.98%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                  35%       108%        88%       105%



1. For the period from May 1, 2000 (inception of offering) to October 31, 2000.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



                   19 | OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Quest Balanced Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a combination of growth of capital and investment income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2003, securities with an aggregate market value of $2,742,156, representing 0.06% of the Fund's net assets, were in default.






                   20 | OPPENHEIMER QUEST BALANCED VALUE FUND

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $1,223,461,010. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

As of October 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2010    $1,087,512,098

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were increased by $7,866 and payments of $8,643 were made to retired trustees, resulting in an accumulated liability of $355,139 as of April 30, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.




                   21 | OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the six months ended April 30, 2003 and the year ended October 31, 2002 was as follows:

                                     Six Months Ended        Year Ended
                                       April 30, 2003  October 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $28,025,540      $ 91,935,261
                 Long-term capital gain            --       108,637,340
                 Return of capital                 --                --
                                          ------------------------------
                 Total                    $28,025,540      $200,572,601
                                          ==============================

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       Six Months Ended April 30, 2003         Year Ended October 31, 2002
                                Shares          Amount             Shares           Amount
------------------------------------------------------------------------------------------
Class A
Sold                        18,113,954   $ 231,501,974         76,270,446   $1,136,914,035
Dividends and/or
distributions reinvested       981,975      12,261,959          4,844,872       74,947,527
Redeemed                   (22,546,387)   (285,578,375)       (51,991,218)    (707,293,904)
                           ---------------------------------------------------------------
Net increase (decrease)     (3,450,458)  $ (41,814,442)        29,124,100   $  504,567,658
                           ===============================================================



                   22 | OPPENHEIMER QUEST BALANCED VALUE FUND

                        Six Months Ended April 30, 2003         Year Ended October 31, 2002
                                Shares           Amount           Shares             Amount
-------------------------------------------------------------------------------------------
Class B
Sold                        11,345,810    $ 144,259,656         69,354,980   $1,043,042,694
Dividends and/or
distributions reinvested       526,827        6,545,023          3,838,605       59,980,758
Redeemed                   (16,183,043)    (204,265,152)       (41,078,794)    (548,396,880)
                           ----------------------------------------------------------------
Net increase (decrease)     (4,310,406)   $ (53,460,473)        32,114,791   $  554,626,572
                           ================================================================

-------------------------------------------------------------------------------------------
Class C
Sold                         4,817,332    $  61,261,893         35,498,231   $  536,176,064
Dividends and/or
distributions reinvested       237,057        2,946,038          1,571,290       24,519,188
Redeemed                    (9,563,526)    (120,876,372)       (20,268,479)    (267,739,975)
                           ----------------------------------------------------------------
Net increase (decrease)     (4,509,137)   $ (56,668,441)        16,801,042   $  292,955,277
                           ================================================================

-------------------------------------------------------------------------------------------
Class N
Sold                         2,258,004    $  28,533,690          8,276,594   $  121,525,612
Dividends and/or
distributions reinvested        51,987          643,927            156,819        2,362,733
Redeemed                    (1,296,603)     (16,416,364)        (2,477,684)     (33,176,925)
                           ----------------------------------------------------------------
Net increase                 1,013,388    $  12,761,253          5,955,729   $   90,711,420
                           ================================================================

-------------------------------------------------------------------------------------------
Class Y
Sold                         1,551,548    $  19,717,088          4,615,777   $   65,893,788
Dividends and/or
distributions reinvested       103,899        1,290,965            470,717        7,204,577
Redeemed                    (1,198,316)     (15,171,392)        (3,607,330)     (49,187,425)
                           ----------------------------------------------------------------
Net increase                   457,131    $   5,836,661          1,479,164   $   23,910,940
                           ================================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $1,554,923,211 and $2,091,482,588, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund provides for an annual fee of 0.85% of the first $5 billion of average annual net assets of the Fund, 0.75% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $7 billion.

--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the six months ended April 30, 2003, the Manager paid $5,705,702 to the Sub-Advisor for its services to the Fund.






                   23 | OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate         Class A     Concessions     Concessions     Concessions     Concessions
                     Front-End       Front-End      on Class A      on Class B      on Class C      on Class N
                 Sales Charges   Sales Charges          Shares          Shares          Shares          Shares
Six Months          on Class A     Retained by     Advanced by     Advanced by     Advanced by     Advanced by
Ended                   Shares     Distributor   Distributor 1   Distributor 1   Distributor 1   Distributor 1
--------------------------------------------------------------------------------------------------------------
April 30, 2003      $2,242,703        $606,886        $278,592      $3,328,218        $456,967        $219,647

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A        Class B        Class C        Class N
                         Contingent     Contingent     Contingent     Contingent
                           Deferred       Deferred       Deferred       Deferred
                      Sales Charges  Sales Charges  Sales Charges  Sales Charges
                        Retained by    Retained by    Retained by    Retained by
Six Months Ended        Distributor    Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
April 30, 2003              $23,015     $3,735,332       $169,480       $136,047


--------------------------------------------------------------------------------
Class A Distribution and Service Plan Fees. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.10% of average annual net assets of Class A shares of the Fund. (The Board of Trustees can set this rate up to 0.15%.) Effective January 1, 2003, the Board of Trustees has voluntarily reduced the asset-based sales charge in all Class A shares to zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. For the six months ended April 30, 2003, payments under the Class A plan totaled $2,397,539, all of which were paid by the Distributor to recipients, and included $119,168 paid to an affiliate of the Manager.




                   24 | OPPENHEIMER QUEST BALANCED VALUE FUND

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the six months ended April 30, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                  Total Payments  Amount Retained       Expenses  of Net Assets
                      Under Plan   by Distributor     Under Plan       of Class
-------------------------------------------------------------------------------
Class B Plan          $9,095,376       $6,885,962    $79,249,336          4.12%
Class C Plan           3,857,003        1,130,355     15,993,186          2.00
Class N Plan             241,222          203,042      2,601,045          2.36


--------------------------------------------------------------------------------
5. Illiquid Securities
As of April 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of April 30, 2003 was $2,742,156, which represents 0.06% of the Fund's net assets.


--------------------------------------------------------------------------------
6. Borrowing and Lending Arrangements
Bank Borrowings. The Fund had the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
   The Fund had no outstanding borrowings under the credit facility through November 12, 2002.

--------------------------------------------------------------------------------
Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money





                   25 | OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6. Borrowing and Lending Arrangements Continued to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.


                   26 | OPPENHEIMER QUEST BALANCED VALUE FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)